Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movement in property, plant and equipment

	Land and buildings $ million	Plant and equipment $ million	Fixtures and fittings $ million	Returnable bottles, kegs and crates $ million	Under construction $ million	Total $ million
Cost
At 30 June 2024	3,617	7,158	177	514	1,563	13,029
Hyperinflation adjustment	33	38	1	6	4	82
Exchange differences	162	354	30	42	40	628
Acquisitions	—	—	—	—	1	1
Additions	160	388	19	38	977	1,582
Borrowing costs capitalised	16	22	—	—	56	94
Disposals	(93)	(222)	(16)	(43)	(36)	(410)
Transfers	367	415	11	(7)	(786)	—
Reclassification to assets held for sale	(40)	(211)	(1)	(76)	(8)	(336)
At 30 June 2025	4,222	7,942	221	474	1,811	14,670
Hyperinflation adjustment	30	19	1	—	7	57
Exchange differences	(80)	(112)	(7)	(8)	13	(194)
Additions	306	396	9	28	372	1,111
Borrowing costs capitalised	—	—	—	—	45	45
Disposals	(19)	(48)	(10)	(10)	(9)	(96)
Transfers	572	619	11	22	(1,224)	—
Reclassification to assets held for sale	(221)	(827)	(21)	(184)	(20)	(1,273)
At 30 June 2026	4,810	7,989	204	322	995	14,320
Accumulated depreciation
At 30 June 2024	1,098	3,037	105	280	—	4,520
Exchange differences	90	119	19	23	—	251
Depreciation charge for the year	180	408	24	42	—	654
Exceptional accelerated depreciation and impairment	34	115	3	—	—	152
Disposals	(73)	(212)	(15)	(40)	—	(340)
Reclassification to assets held for sale	(8)	(59)	(1)	(27)	—	(95)
At 30 June 2025	1,321	3,408	135	278	—	5,142
Exchange differences	(23)	(62)	(6)	(4)	—	(95)
Depreciation charge for the year	209	403	25	31	—	668
Exceptional accelerated depreciation and impairment	120	232	—	—	—	352
Disposals	(15)	(35)	(10)	(10)	—	(70)
Reclassification to assets held for sale	(94)	(463)	(19)	(97)	—	(673)
At 30 June 2026	1,518	3,483	125	198	—	5,324
Carrying amount
At 30 June 2026	3,292	4,506	79	124	995	8,996
At 30 June 2025	2,901	4,534	86	196	1,811	9,528
At 30 June 2024	2,519	4,121	72	234	1,563	8,509